DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Deposit of interests from consumers and payable to financing partners		¥ 512,569	¥ 1,076,096
Less: current portion	$ (70,350)	(482,827)	(732,273)
Noncurrent portion	$ 4,334	¥ 29,742	¥ 343,823